Nature of operations	12 Months Ended
Dec. 31, 2019
Disclosure Of Nature Of Operations [Abstract]
Nature of operations
1.	Nature of operations

Liminal BioSciences Inc. (“Liminal” or the “Company”) is incorporated under the Canada Business Corporations Act and is a publicly traded clinical stage biotechnology company (NASDAQ & TSX symbol: LMNL) focused on discovering, developing and commercializing novel treatments for patients suffering from diseases related to fibrosis, including respiratory, liver and kidney diseases that have high unmet medical need. Liminal has a deep understanding of certain biological targets and pathways that have been implicated in the fibrotic process, including fatty acid receptors such as G-protein-coupled receptor 40, or GPR40, and G-protein-coupled receptor 84, or GPR84, and peroxisome proliferator-activated receptors, or PPARs.

Liminal’s lead small molecule segment product candidate, fezagepras (PBI 4050), is currently being developed for the treatment of respiratory diseases and for the treatment of Alström Syndrome. The plasma‑derived therapeutics segment leverages Liminal’s experience in bioseparation technologies used to isolate and purify biopharmaceuticals from human plasma. With respect to this second platform, the Company is focused on the development of its plasma-derived product candidate Ryplazim® (plasminogen) (“Ryplazim®”).

On July 5, 2019, the Company performed a one thousand-to-one share consolidation of the its common shares, stock options, restricted share units and warrants. The quantities and per unit prices presented in these audited annual consolidated financial statements have been retroactively adjusted to give effect to the share consolidation.

On October 7, 2019, the Company formerly named Prometic Life Sciences Inc. changed its name to Liminal BioSciences Inc. and the Company’s TSX stock symbol changed from PLI to LMNL.

On November 24, 2019 the Company sold the majority of its bioseparations business to a third party. These activities are presented as discontinued operations in the annual consolidated financial statements. Details on this transaction and the results from discontinued operations are disclosed in note 5. The prior period results from discontinued operations have been reclassified and presented in the consolidated statements of operations.

The Company’s head office is located at 440, Boul. Armand-Frappier, suite 300, Laval, Québec, Canada, H7V 4B4. Liminal has Research and Development (“R&D”) facilities in Canada, the U.K. and the U.S. and manufacturing facilities in Canada.

Structured Alpha LP (“SALP”) has been Liminal’s majority and controlling shareholder since the debt restructuring on April 23, 2019 (note 13) and is considered Liminal’s parent entity for accounting purposes. Thomvest Asset Management Ltd. is the general partner of SALP and the ultimate controlling parent, for accounting purposes, of Liminal is The 2003 TIL Settlement. Prior to this date, Liminal did not have a controlling parent.

The consolidated financial statements for the year ended December 31, 2019 have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (”IASB”) on a going concern basis, which presumes the Company will continue its operations for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the ordinary course of business.

The financial condition of the Company improved significantly since April 2019 following the completion of several transactions including the debt restructuring, and the proceeds from the sale of the bioseparations operations, resulting in a cash and cash equivalent position of $61,285 at December 31, 2019. The Company has a positive working capital position, i.e. the current assets net of current liabilities, of $63,587 at December 31, 2019. The Company also has access to a line of credit of up to $30,298 (note 29) as at December 31, 2019, as a result of a loan agreement with SALP signed November 11, 2019. As at March 20, 2020, following the receipt of additional payment for the sales of the bioseparations operations, the amount available to be drawn was reduced to $29,123.

Despite the improved liquidity situation, Liminal is an R&D stage enterprise and until the Company can generate a sufficient amount of product revenue to finance its cash requirements, management expects, as required, to finance future cash needs primarily through a combination of public or private equity offerings, debt financings, strategic collaborations, business and asset divestitures, and grant funding.